Notes to the Consolidated Statements of Changes in Equity - Additional Information (Detail) € in Millions				1 Months Ended		12 Months Ended
	Dec. 14, 2021 EUR (€)	Sep. 30, 2021 EUR (€)	Jan. 29, 2021 shares	Jun. 30, 2021 loan	Feb. 28, 2021	Sep. 30, 2022 EUR (€)	Sep. 30, 2021 EUR (€)		Sep. 30, 2020 EUR (€)		Sep. 28, 2021 EUR (€)	Sep. 14, 2020 $ / shares
Notes to the Consolidated Statement of Changes in Equity [Line Items]
Net equity proceeds	€ 402.7
Transaction costs	5.9					€ 5.9	€ 0.0	[1]	€ 0.0	[1]
Reserve of equity component of convertible instruments		€ 1.7				0.0	1.7
Increase in share capital to be made											€ 1.7
Conversion of convertible loan							73.8		€ 3.1
Increase in share capital		2.0
Share capital - not yet registered		2.0				0.0	2.0
Transaction costs of the capital increase after taxes		1.2				5.9	1.2
Executives | Roll Up Agreements | D1 - Shares
Notes to the Consolidated Statement of Changes in Equity [Line Items]
Shares, exercise price (in USD per share) | $ / shares												$ 441.5
Shares exercised during period (in shares) | shares			2,909
Bottom of range | SIGNA Beteiligung I UG (haftungsbeschränkt) & Co KG
Notes to the Consolidated Statement of Changes in Equity [Line Items]
Percentage of ownership interest					41.83%
Bottom of range | SIGNA Sport Online GmbH
Notes to the Consolidated Statement of Changes in Equity [Line Items]
Percentage of ownership interest					84.69%
Bottom of range | Tennis Point GmbH
Notes to the Consolidated Statement of Changes in Equity [Line Items]
Percentage of ownership interest					88.00%
Top of range | SIGNA Beteiligung I UG (haftungsbeschränkt) & Co KG
Notes to the Consolidated Statement of Changes in Equity [Line Items]
Percentage of ownership interest					46.94%
Top of range | SIGNA Sport Online GmbH
Notes to the Consolidated Statement of Changes in Equity [Line Items]
Percentage of ownership interest					84.94%
Top of range | Tennis Point GmbH
Notes to the Consolidated Statement of Changes in Equity [Line Items]
Percentage of ownership interest					89.00%
Convertible loan
Notes to the Consolidated Statement of Changes in Equity [Line Items]
Number of loans | loan				5
Convertible loan, Carrying amount of the loan component reclassified to capital reserve and share capital		75.4					75.4
Convertible loan | Previously stated
Notes to the Consolidated Statement of Changes in Equity [Line Items]
Reserve of equity component of convertible instruments		€ 3.1					3.1
Non-controlling interests
Notes to the Consolidated Statement of Changes in Equity [Line Items]
Number of shares outstanding (in shares) | shares			3,177
Non-controlling interests | SIGNA Beteiligung I UG (haftungsbeschränkt) & Co KG
Notes to the Consolidated Statement of Changes in Equity [Line Items]
Percentage of additional interest acquired					5.11%
Non-controlling interests | SIGNA Sport Online GmbH
Notes to the Consolidated Statement of Changes in Equity [Line Items]
Percentage of additional interest acquired					0.25%
Non-controlling interests | Tennis Point GmbH
Notes to the Consolidated Statement of Changes in Equity [Line Items]
Percentage of additional interest acquired					1.00%
Share capital
Notes to the Consolidated Statement of Changes in Equity [Line Items]
Increase in equity	11.6
Share capital | October 7, 2021
Notes to the Consolidated Statement of Changes in Equity [Line Items]
Conversion of convertible loan							1.7
Capital reserve
Notes to the Consolidated Statement of Changes in Equity [Line Items]
Increase in equity	€ 391.1
Conversion of convertible loan							73.8
Transaction costs of the capital increase after taxes						€ 5.9	€ 1.2

[1]	The comparative numbers have been re-presented as a result of the discontinued operations. Refer to Note 11- Discontinued operations.